GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A, Class C, Institutional, Service and Class IR Shares of the

Goldman Sachs International Small Cap Fund

(the “Fund”)

Supplement dated March 18, 2015 to the

Prospectus and Statement of Additional Information (the “Prospectus” and “SAI,” respectively), each dated February 27, 2015

Effective immediately, Aidan Farrell no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Farrell in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

INTSCPMSTK 03-15